CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Reserve for accounts receivable	$ 263	$ 125	$ 125	$ 263
Common stock par value	$ 0.01	$ 0.0001	$ 0.0001	$ 0.01
Common stock, shares, authorized	1,000,000,000			1,000,000,000
Common stock, shares, issued	4,000,000			4,000,000
Common stock shares outstanding	4,000,000			4,000,000
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Predecessor
Class A Common Stock
Common stock par value		$ 0.0001	$ 0.0001
Common stock, shares, authorized	800,000,000	375,000,000	375,000,000	800,000,000
Common stock, shares, issued	3,840,000	133,258,027	133,258,027	3,840,000
Common stock shares outstanding	3,840,000	133,258,027	133,258,027	3,840,000
Class B Common Stock
Common stock, shares, authorized	200,000,000			200,000,000
Common stock, shares, issued	160,000			160,000
Common stock shares outstanding	160,000			160,000